Description of the Plan - Employer Vesting Percentage (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
Less than 1
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
2
EBP, Description of Plan [Line Items]
Vested Percentage	25.00%
3
EBP, Description of Plan [Line Items]
Vested Percentage	50.00%
4
EBP, Description of Plan [Line Items]
Vested Percentage	75.00%
5
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%